Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory1 [Line Items]
Gold and silver bullion	$ 46,484	$ 35,052
In-process inventory	10,297	16,345
Ore stock-pile inventory	62,695	58,546
Materials and supplies	98,447	124,028
Total Inventories	217,923	233,971
Fekola
Inventory1 [Line Items]
Ore stock-pile inventory	33,000	37,000
Otjikoto
Inventory1 [Line Items]
Ore stock-pile inventory	28,000	18,000
Masbate
Inventory1 [Line Items]
Ore stock-pile inventory	$ 2,000	$ 2,000